Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$280,200,850.19	0.6901499	$243,866,757.13	0.6006570	$36,334,093.06
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$940,530,850.19	0.7096579	$904,196,757.13	0.6822427	$36,334,093.06

Weighted Avg. Coupon (WAC)	3.31%		3.29%
Weighted Avg. Remaining Maturity (WARM)	49.45		48.47
Pool Receivables Balance	$980,432,641.45		$943,277,692.52
Remaining Number of Receivables	62,447		61,395

Adjusted Pool Balance	$960,561,050.57		$924,226,957.51

III. COLLECTIONS

Principal:
Principal Collections	$35,613,846.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,068,337.41
Total Principal Collections	$36,682,183.70

Interest:
Interest Collections	$2,551,481.36
Late Fees & Other Charges	$47,267.94
Interest on Repurchase Principal	$-
Total Interest Collections	$2,598,749.30

Collection Account Interest	$1,381.75
Reserve Account Interest	$149.13
Servicer Advances	$-

Total Collections	$39,282,463.88

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$39,282,463.88
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$39,282,463.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$817,027.20		$817,027.20	$817,027.20
Collection Account Interest					$1,381.75
Late Fees & Other Charges					$47,267.94
Total due to Servicer					$865,676.89

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$102,740.31		$102,740.31
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$577,953.31		$577,953.31	$577,953.31

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$37,679,835.68

9. Regular Principal Distribution Amount:					$36,334,093.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,334,093.06
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,334,093.06		$36,334,093.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,334,093.06		$36,334,093.06

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,345,742.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,871,590.88
Beginning Period Amount	$19,871,590.88
Current Period Amortization	$820,855.87
Ending Period Required Amount	$19,050,735.01
Ending Period Amount	$19,050,735.01
Next Distribution Date Amount	$18,247,462.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.09%	2.17%	2.17%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	60,744	98.67%	$930,685,940.00
30 - 60 Days	0.85%	523	1.10%	$10,367,156.66
61 - 90 Days	0.16%	101	0.19%	$1,820,303.36
91 + Days	0.04%	27	0.04%	$404,292.50
		61,395		$943,277,692.52
Total
Delinquent Receivables 61 + days past due	0.21%	128	0.24%	$2,224,595.86
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	153	0.29%	$2,850,706.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	200	0.38%	$3,850,701.12
Three-Month Average Delinquency Ratio	0.26%		0.30%

Repossession in Current Period		51		$1,087,483.21
Repossession Inventory		108		$760,552.34

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,541,102.64
Recoveries				$(1,068,337.41)
Net Charge-offs for Current Period				$472,765.23

Beginning Pool Balance for Current Period				$980,432,641.45

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				1.64%
Three-Month Average Net Loss Ratio for Current Period				0.75%

Cumulative Net Losses for All Periods				$8,306,168.47
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$3,350,625.71
Number of Extensions				163